WARRANTS - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 shares
SHAREHOLDER RIGHTS PLAN
Fair value of warrants | ¥						¥ 0		¥ 200,000
Fair value change on warrants liability		$ (5,801)	¥ (37,851)	¥ (1,292,244)	¥ (2,251,427)
Equity linked warrants
SHAREHOLDER RIGHTS PLAN
Expiration term of warrants	3 years
Representative warrants
SHAREHOLDER RIGHTS PLAN
Fair value of warrants		300,000				¥ 1,700,000	$ 300,000	¥ 1,900,000
Fair value change on warrants liability		$ 20,000	¥ 200,000
Expiration term of warrants	3 years
Period from effective date of the registration statement, that the warrants become exercisable	6 months
Maximum
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants									4,778,846
Maximum | Equity linked warrants | ADS
SHAREHOLDER RIGHTS PLAN
Number of shares called by warrants	2,702,500